Offerings - Offering: 1	Oct. 17, 2025 USD ($)
Offering:
Rule 457(a)	true
Security Type	Equity
Amount Registered	189,560
Proposed Maximum Offering Price per Unit	7
Maximum Aggregate Offering Price	$ 1,326,920
Offering Note
(1)	Includes the aggregate offering price of additional shares that the underwriters have the option to purchase.

(2)	This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).